Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets and Goodwill

The details of intangible assets and goodwill are as follows:

In thousands of USD	Rights to electrical capacity	Technology	Patents, trademarks, royalties and other rights	Others	Total intangible assets	Goodwill
Cost:
At January 1, 2025	22,429	63,633	5,018	1,413	92,493	35,818
Additions	8,000	-	3,451	73	11,524	-
At June 30, 2025	30,429	63,633	8,469	1,486	104,017	35,818
Accumulated depreciation:
At January 1, 2025	-	(7,070)	(1,580)	(608)	(9,258)	-
Charge for the period	-	(10,605)	(888)	(73)	(11,566)	-
At June 30, 2025	-	(17,675)	(2,468)	(681)	(20,824)	-
Net book value:
At June 30, 2025	30,429	45,958	6,001	805	83,193	35,818

Cost:
At January 1, 2024	-	-	4,899	754	5,653	-
Additions	-	-	110	299	409	-
Acquired through the business combination (Note 6)	22,429	-	-	-	22,429	14,451
At June 30, 2024	22,429	-	5,009	1,053	28,491	14,451
Accumulated depreciation:
At January 1, 2024	-	-	(573)	(303)	(876)	-
Charge for the period	-	-	(497)	(143)	(640)	-
At June 30, 2024	-	-	(1,070)	(446)	(1,516)	-
Net book value:
At June 30, 2024	22,429	-	3,939	607	26,975	14,451